Income Taxes (Details 1)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Effective Income Tax Rate Reconciliation [Line Items]
Expected federal statutory rate	(34.00%)	(34.00%)
State tax rate, net of federal benefit	(6.00%)	(4.80%)
Change in effective state tax rate	(0.30%)	0.00%
Other permanent	1.30%	0.00%
Change in valuation allowance	39.00%	38.80%
Income tax provision (benefit)	0.00%	0.00%